Schedule of Investments(a)
March 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–47.95%
Advertising–0.01%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$3,000	$2,998
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	4,000	3,960
		6,958
Aerospace & Defense–0.97%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	2,000	1,953
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	200,000	200,791
5.30%, 03/26/2034(b)	200,000	201,078
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	13,000	13,089
5.60%, 07/31/2053	13,000	13,206
Lockheed Martin Corp.,
5.10%, 11/15/2027	9,000	9,106
4.50%, 02/15/2029	102,000	101,100
4.80%, 08/15/2034	147,000	145,449
5.90%, 11/15/2063	5,000	5,484
RTX Corp.,
5.75%, 01/15/2029	50,000	51,770
6.00%, 03/15/2031	23,000	24,192
5.15%, 02/27/2033	46,000	46,112
6.40%, 03/15/2054	25,000	28,308
TransDigm, Inc.,
6.75%, 08/15/2028(b)	124,000	125,792
6.38%, 03/01/2029(b)	183,000	183,799
6.63%, 03/01/2032(b)	135,000	136,558
		1,287,787
Agricultural & Farm Machinery–0.09%
AGCO Corp.,
5.45%, 03/21/2027	20,000	20,098
5.80%, 03/21/2034	96,000	97,243
		117,341
Application Software–0.14%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)	78,000	78,547
Intuit, Inc.,
5.20%, 09/15/2033	60,000	61,137
5.50%, 09/15/2053	40,000	41,553
		181,237
Asset Management & Custody Banks–0.53%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	91,000	93,921
5.15%, 05/15/2033	49,000	49,532
Ares Capital Corp., 5.88%, 03/01/2029	84,000	83,792
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.98%, 03/14/2030(c)	$49,000	$49,062
5.83%, 10/25/2033(c)	10,000	10,447
5.19%, 03/14/2035(c)	39,000	38,835
Series J, 4.97%, 04/26/2034(c)	24,000	23,569
Series I, 3.75%(c)(d)	6,000	5,515
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	106,000	95,649
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,000	3,949
Northern Trust Corp., 6.13%, 11/02/2032	8,000	8,455
State Street Corp.,
5.68%, 11/21/2029(c)	149,000	153,075
6.12%, 11/21/2034(c)	87,000	90,742
		706,543
Automobile Manufacturers–2.21%
American Honda Finance Corp., 4.90%, 01/10/2034	54,000	53,197
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)	150,000	149,515
5.00%, 01/15/2027(b)	150,000	149,620
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	242,000	247,326
7.35%, 11/04/2027	209,000	219,296
6.80%, 05/12/2028	339,000	352,373
6.80%, 11/07/2028	200,000	208,873
7.20%, 06/10/2030	49,000	52,040
7.12%, 11/07/2033	204,000	219,641
Hyundai Capital America,
5.88%, 04/07/2025(b)	2,000	2,004
5.60%, 03/30/2028(b)	37,000	37,438
5.35%, 03/19/2029(b)	52,000	52,218
5.80%, 04/01/2030(b)	6,000	6,145
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	256,000	257,101
4.85%, 01/11/2029(b)	145,000	144,331
5.00%, 01/11/2034(b)	150,000	148,819
Toyota Motor Credit Corp.,
5.25%, 09/11/2028	34,000	34,604
5.10%, 03/21/2031	162,000	163,349
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	200,234
5.60%, 03/22/2034(b)	236,000	238,487
		2,936,611
Automotive Parts & Equipment–0.48%
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	79,000	79,178
4.90%, 05/01/2033(b)	46,000	45,118
5.20%, 10/30/2034(b)	113,000	112,721

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Automotive Parts & Equipment–(continued)
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	$150,000	$155,726
7.13%, 04/14/2030(b)	235,000	247,840
		640,583
Automotive Retail–0.07%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	62,000	62,024
AutoZone, Inc., 5.20%, 08/01/2033	30,000	30,064
		92,088
Biotechnology–0.72%
AbbVie, Inc.,
3.85%, 06/15/2024	3,000	2,988
4.80%, 03/15/2029	142,000	142,284
4.95%, 03/15/2031	147,000	148,123
5.05%, 03/15/2034	108,000	109,389
5.35%, 03/15/2044	70,000	71,422
5.40%, 03/15/2054	175,000	180,269
5.50%, 03/15/2064	137,000	141,008
Amgen, Inc.,
5.15%, 03/02/2028	37,000	37,255
5.25%, 03/02/2030	10,000	10,156
5.65%, 03/02/2053	37,000	37,728
Gilead Sciences, Inc.,
5.25%, 10/15/2033	57,000	58,200
5.55%, 10/15/2053	21,000	21,753
		960,575
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,896
Building Products–0.05%
Carrier Global Corp., 5.90%, 03/15/2034	18,000	18,926
Lennox International, Inc., 5.50%, 09/15/2028	50,000	50,714
		69,640
Cable & Satellite–0.43%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	225,000	213,613
7.38%, 03/01/2031(b)	136,000	133,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	99,000	101,521
Comcast Corp., 5.50%, 11/15/2032	14,000	14,514
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	10,000	10,123
5.80%, 12/15/2053(b)	100,000	99,198
		572,427
	Principal Amount	Value
Cargo Ground Transportation–0.27%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	$4,000	$3,919
5.75%, 05/24/2026(b)	8,000	8,060
5.35%, 01/12/2027(b)	9,000	9,011
5.70%, 02/01/2028(b)	8,000	8,112
5.55%, 05/01/2028(b)	30,000	30,338
6.05%, 08/01/2028(b)	35,000	36,034
6.20%, 06/15/2030(b)	10,000	10,404
Ryder System, Inc., 6.60%, 12/01/2033	50,000	54,257
SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(b)	200,000	199,635
		359,770
Commercial & Residential Mortgage Finance–0.27%
Aviation Capital Group LLC, 6.25%, 04/15/2028(b)	21,000	21,449
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	200,000	205,260
Radian Group, Inc., 6.20%, 05/15/2029	127,000	128,972
		355,681
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054	36,000	36,981
Computer & Electronics Retail–0.01%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,027
5.30%, 10/01/2029	4,000	4,050
		6,077
Construction Machinery & Heavy Transportation Equipment– 0.16%
Cummins, Inc.,
4.90%, 02/20/2029	46,000	46,291
5.15%, 02/20/2034	68,000	68,659
5.45%, 02/20/2054	92,000	94,127
		209,077
Consumer Finance–0.41%
Capital One Financial Corp.,
7.15%, 10/29/2027(c)	43,000	44,762
6.31%, 06/08/2029(c)	37,000	38,051
7.62%, 10/30/2031(c)	50,000	55,260
6.38%, 06/08/2034(c)	31,000	32,214
FirstCash, Inc., 6.88%, 03/01/2032(b)	371,000	371,291
General Motors Financial Co., Inc., 5.40%, 04/06/2026	5,000	5,003
Synchrony Financial, 4.25%, 08/15/2024	4,000	3,975
		550,556
Consumer Staples Merchandise Retail–0.01%
Dollar General Corp., 5.50%, 11/01/2052	7,000	6,653
Target Corp., 4.80%, 01/15/2053	9,000	8,475
		15,128
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Data Processing & Outsourced Services–0.01%
Concentrix Corp., 6.85%, 08/02/2033	$16,000	$15,914
Distillers & Vintners–0.01%
Constellation Brands, Inc., 4.90%, 05/01/2033	6,000	5,889
Distributors–0.15%
Genuine Parts Co.,
6.50%, 11/01/2028	118,000	124,706
6.88%, 11/01/2033	70,000	77,450
		202,156
Diversified Banks–12.28%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)(e)	387,000	416,079
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(c)	200,000	218,984
9.38%(c)(d)	200,000	215,592
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(c)	200,000	205,202
5.55%, 03/14/2028(c)	200,000	200,104
5.54%, 03/14/2030(c)	400,000	400,104
6.35%, 03/14/2034	200,000	200,287
9.63%(c)(d)	400,000	427,972
9.63%(c)(d)	400,000	441,583
Bank of America Corp.,
6.41% (SOFR + 1.05%), 02/04/2028(f)	5,000	5,035
4.95%, 07/22/2028(c)	6,000	5,956
5.20%, 04/25/2029(c)	68,000	68,085
4.27%, 07/23/2029(c)	4,000	3,857
5.82%, 09/15/2029(c)	88,000	90,262
5.02%, 07/22/2033(c)	8,000	7,877
5.29%, 04/25/2034(c)	26,000	25,932
5.47%, 01/23/2035(c)	60,000	60,414
7.75%, 05/14/2038	232,000	281,681
Bank of Montreal (Canada),
5.30%, 06/05/2026	16,000	16,048
7.70%, 05/26/2084(c)(e)	365,000	370,202
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	306,000	319,373
8.00%, 01/27/2084(c)	54,000	55,084
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(c)	207,000	220,631
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	225,000	233,257
BPCE S.A. (France),
5.92% (SOFR + 0.57%), 01/14/2025(b)(f)	250,000	250,436
5.20%, 01/18/2027(b)	250,000	250,588
5.72%, 01/18/2030(b)(c)	253,000	254,323
6.51%, 01/18/2035(b)(c)	250,000	254,276
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
4.08%, 04/23/2029(c)	$5,000	$4,788
5.17%, 02/13/2030(c)	90,000	89,607
6.17%, 05/25/2034(c)	67,000	68,073
5.83%, 02/13/2035(c)	250,000	247,617
7.38%(c)(d)	245,000	255,354
7.63%(c)(d)	221,000	232,573
Series BB, 7.20%(c)(d)	261,000	268,311
Series V, 4.70%(c)(d)	112,000	109,535
Comerica, Inc., 5.98%, 01/30/2030(c)	49,000	48,441
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)	250,000	238,124
Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)	310,000	305,316
5.34%, 01/10/2030(b)(c)(e)	317,000	316,194
6.25%, 01/10/2035(b)(c)	250,000	254,284
Discover Bank, 4.65%, 09/13/2028	116,000	112,332
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	337,000	332,550
Fifth Third Bancorp,
2.38%, 01/28/2025	9,000	8,763
1.71%, 11/01/2027(c)	9,000	8,192
6.34%, 07/27/2029(c)	8,000	8,250
4.77%, 07/28/2030(c)	23,000	22,149
5.63%, 01/29/2032(c)	14,000	14,024
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(c)	207,000	206,473
6.33%, 03/09/2044(c)	315,000	338,064
6.00%(c)(d)	200,000	193,014
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(c)	200,000	199,583
5.55%, 03/19/2035(c)	288,000	285,944
JPMorgan Chase & Co.,
3.63%, 12/01/2027	2,000	1,905
3.78%, 02/01/2028(c)	3,000	2,890
4.85%, 07/25/2028(c)	8,000	7,935
5.30%, 07/24/2029(c)	54,000	54,423
6.09%, 10/23/2029(c)	70,000	72,799
5.01%, 01/23/2030(c)	37,000	36,864
5.72%, 09/14/2033(c)	20,000	20,407
6.25%, 10/23/2034(c)	108,000	115,436
5.34%, 01/23/2035(c)	25,000	25,107
Series W, 6.57% (3 mo. Term SOFR + 1.26%), 05/15/2047(f)	6,000	5,349
Series NN, 6.88%(c)(d)	174,000	180,485
KeyCorp,
3.88%, 05/23/2025(c)	23,000	22,897
2.55%, 10/01/2029	11,000	9,302
Lloyds Banking Group PLC (United Kingdom), 5.68%, 01/05/2035(c)	210,000	211,367
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	230,000	221,738
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	200,000	199,365
8.20%(c)(d)	359,000	388,260
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(c)	200,000	204,481
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	$291,000	$296,682
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	202,011
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)	72,000	74,147
5.58%, 06/12/2029(c)	60,000	60,748
6.04%, 10/28/2033(c)	8,000	8,276
5.07%, 01/24/2034(c)	13,000	12,598
6.88%, 10/20/2034(c)	60,000	65,736
Series V, 6.20%(c)(d)	27,000	26,997
Series W, 6.25%(c)(d)	50,000	48,584
Royal Bank of Canada (Canada),
6.06% (SOFR + 0.71%), 01/21/2027(f)	5,000	5,006
4.95%, 02/01/2029	20,000	20,060
5.00%, 02/01/2033	15,000	14,955
Societe Generale S.A. (France),
6.07%, 01/19/2035(b)(c)	200,000	201,332
7.13%, 01/19/2055(b)(c)	212,000	211,801
8.50%(b)(c)(d)	353,000	352,117
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	200,000	202,075
7.75%(b)(c)(d)	288,000	292,390
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)	285,000	286,074
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	200,000	201,983
5.55%, 09/14/2028(b)	237,000	241,618
5.20%, 03/07/2029(b)	200,000	201,450
5.35%, 03/07/2034(b)	200,000	204,018
Synovus Bank, 5.63%, 02/15/2028	250,000	242,917
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	247,000	259,684
U.S. Bancorp,
5.78%, 06/12/2029(c)	48,000	48,851
5.38%, 01/23/2030(c)	71,000	71,332
4.97%, 07/22/2033(c)	10,000	9,459
4.84%, 02/01/2034(c)	40,000	38,002
5.84%, 06/12/2034(c)	46,000	46,903
5.68%, 01/23/2035(c)	47,000	47,477
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	204,830
Wells Fargo & Co.,
4.81%, 07/25/2028(c)	8,000	7,885
5.57%, 07/25/2029(c)	38,000	38,462
6.30%, 10/23/2029(c)	49,000	51,052
5.20%, 01/23/2030(c)	41,000	40,925
4.90%, 07/25/2033(c)	8,000	7,712
5.39%, 04/24/2034(c)	22,000	21,871
5.56%, 07/25/2034(c)	101,000	101,434
6.49%, 10/23/2034(c)	123,000	131,985
5.50%, 01/23/2035(c)	58,000	58,158
7.63%(c)(d)	46,000	49,276
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	157,000	170,799
		16,327,461
Diversified Capital Markets–1.45%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	187,255
	Principal Amount	Value
Diversified Capital Markets–(continued)
SMBC Aviation Capital Finance DAC (Ireland), 5.55%, 04/03/2034(b)	$388,000	$385,652
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)	200,000	200,360
6.30%, 09/22/2034(b)(c)	217,000	227,275
5.70%, 02/08/2035(b)(c)	200,000	201,103
7.75%(b)(c)(d)	275,000	283,516
9.25%(b)(c)(d)	201,000	227,338
9.25%(b)(c)(d)	200,000	217,195
		1,929,694
Diversified Financial Services–1.27%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	30,000	30,307
Apollo Global Management, Inc., 6.38%, 11/15/2033	79,000	85,020
Aviation Capital Group LLC, 6.75%, 10/25/2028(b)	73,000	76,167
Avolon Holdings Funding Ltd. (Ireland), 5.75%, 03/01/2029(b)	185,000	184,233
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	447,000	441,732
Corebridge Financial, Inc.,
6.05%, 09/15/2033(b)	55,000	56,709
5.75%, 01/15/2034	97,000	99,029
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	341,000	340,103
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	59,000	59,977
6.50%, 03/26/2031(b)	69,000	70,282
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	242,098
		1,685,657
Diversified Metals & Mining–0.61%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	75,000	75,884
5.25%, 09/08/2030	54,000	54,942
5.25%, 09/08/2033	97,000	98,181
5.50%, 09/08/2053	26,000	26,889
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	190,898
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	103,000	103,240
5.63%, 04/04/2034(b)	187,000	187,598
5.89%, 04/04/2054(b)	77,000	78,080
		815,712
Diversified REITs–0.22%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	3,000	2,830
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	195,311
VICI Properties L.P.,
5.75%, 04/01/2034	43,000	42,633
6.13%, 04/01/2054	46,000	45,417
		286,191
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Diversified Support Services–0.18%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	$67,000	$69,239
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	35,000	35,746
7.75%, 03/15/2031(b)	126,000	131,984
		236,969
Drug Retail–0.21%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	213,204
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	70,387	69,729
		282,933
Electric Utilities–2.90%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	154,715
Alabama Power Co., 5.85%, 11/15/2033	14,000	14,752
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	213,731
American Electric Power Co., Inc.,
5.75%, 11/01/2027	9,000	9,212
5.20%, 01/15/2029	66,000	66,193
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	24,000	24,425
Series AJ, 4.85%, 10/01/2052	8,000	7,482
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	36,000	37,204
5.90%, 11/15/2053	50,000	53,403
Constellation Energy Generation LLC,
6.13%, 01/15/2034	16,000	16,906
6.50%, 10/01/2053	13,000	14,313
5.75%, 03/15/2054	123,000	123,293
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	20,000	22,407
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	9,000	8,886
Duke Energy Corp.,
4.85%, 01/05/2029	70,000	69,376
5.00%, 08/15/2052	8,000	7,249
Duke Energy Indiana LLC, 5.40%, 04/01/2053	21,000	20,629
Edison International, 7.88%, 06/15/2054(c)	184,000	189,488
Electricite de France S.A. (France), 9.13%(b)(c)(d)	200,000	220,837
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	200,000	204,081
Evergy Metro, Inc., 4.95%, 04/15/2033	10,000	9,860
Eversource Energy, 5.50%, 01/01/2034	61,000	61,048
Exelon Corp.,
5.15%, 03/15/2029	70,000	70,188
5.45%, 03/15/2034	68,000	68,486
5.60%, 03/15/2053	83,000	82,913
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	5,000	5,008
Florida Power & Light Co., 4.80%, 05/15/2033	9,000	8,869
	Principal Amount	Value
Electric Utilities–(continued)
Georgia Power Co., 4.95%, 05/17/2033	$13,000	$12,825
MidAmerican Energy Co.,
5.35%, 01/15/2034	10,000	10,299
5.85%, 09/15/2054	23,000	24,561
5.30%, 02/01/2055	69,000	68,306
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	115,000	115,001
5.00%, 02/07/2031	108,000	107,342
5.80%, 01/15/2033	5,000	5,205
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	24,000	24,099
4.90%, 03/15/2029	174,000	173,363
5.25%, 03/15/2034	182,000	181,667
5.55%, 03/15/2054	176,000	174,985
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(b)	69,000	67,935
5.66%, 01/17/2054(b)	25,000	24,894
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	8,000	8,046
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	59,000	61,412
PacifiCorp,
5.10%, 02/15/2029	70,000	70,558
5.30%, 02/15/2031	57,000	57,203
5.45%, 02/15/2034	86,000	86,321
5.80%, 01/15/2055	68,000	67,122
Public Service Co. of Colorado, 5.25%, 04/01/2053	14,000	13,305
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	19,000	19,387
Public Service Electric and Gas Co., 5.13%, 03/15/2053	10,000	9,846
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	49,000	48,308
5.55%, 04/15/2054	147,000	149,221
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	13,000	13,465
Southern Co. (The), 5.70%, 10/15/2032	6,000	6,191
Southwestern Electric Power Co., 5.30%, 04/01/2033	13,000	12,852
Union Electric Co., 5.20%, 04/01/2034	205,000	205,471
Virginia Electric & Power Co.,
5.00%, 04/01/2033	13,000	12,834
5.35%, 01/15/2054	50,000	49,047
Vistra Operations Co. LLC,
7.75%, 10/15/2031(b)	134,000	140,433
6.95%, 10/15/2033(b)	49,000	52,346
		3,858,804
Electrical Components & Equipment–0.20%
Regal Rexnord Corp.,
6.30%, 02/15/2030(b)	9,000	9,221
6.40%, 04/15/2033(b)	40,000	41,525
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	210,000	219,901
		270,647
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Electronic Manufacturing Services–0.20%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	$259,000	$261,808
Environmental & Facilities Services–0.25%
Republic Services, Inc.,
4.88%, 04/01/2029	73,000	73,144
5.00%, 12/15/2033	68,000	67,562
5.00%, 04/01/2034	8,000	7,945
Veralto Corp.,
5.50%, 09/18/2026(b)	74,000	74,316
5.35%, 09/18/2028(b)	70,000	70,949
5.45%, 09/18/2033(b)	39,000	39,505
		333,421
Financial Exchanges & Data–0.06%
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	5,000	4,758
5.20%, 06/15/2062	15,000	14,744
Moody’s Corp., 5.25%, 07/15/2044	2,000	1,972
Nasdaq, Inc.,
5.35%, 06/28/2028	9,000	9,121
5.55%, 02/15/2034	16,000	16,280
5.95%, 08/15/2053	9,000	9,491
6.10%, 06/28/2063	10,000	10,673
S&P Global, Inc.,
3.70%, 03/01/2052	3,000	2,377
3.90%, 03/01/2062	4,000	3,132
		72,548
Food Retail–0.10%
Alimentation Couche-Tard, Inc. (Canada),
5.27%, 02/12/2034(b)	98,000	97,787
5.62%, 02/12/2054(b)	36,000	36,368
		134,155
Gas Utilities–0.05%
Atmos Energy Corp.,
5.90%, 11/15/2033	22,000	23,354
6.20%, 11/15/2053	15,000	16,916
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	23,000	23,210
Southwest Gas Corp., 5.45%, 03/23/2028	8,000	8,124
		71,604
Health Care Distributors–0.09%
Cardinal Health, Inc., 5.45%, 02/15/2034	54,000	54,616
Cencora, Inc., 5.13%, 02/15/2034	60,000	59,920
		114,536
Health Care Equipment–0.14%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	184,000	183,161
Health Care Facilities–0.07%
HCA, Inc., 5.90%, 06/01/2053	40,000	40,253
UPMC,
5.04%, 05/15/2033	33,000	32,858
5.38%, 05/15/2043	16,000	16,158
		89,269
	Principal Amount	Value
Health Care REITs–0.00%
DOC DR LLC, 4.30%, 03/15/2027	$2,000	$1,955
Health Care Services–0.30%
CommonSpirit Health,
5.32%, 12/01/2034	182,000	182,379
5.55%, 12/01/2054	57,000	57,718
CVS Health Corp.,
5.00%, 01/30/2029	23,000	23,075
5.25%, 01/30/2031	6,000	6,048
5.30%, 06/01/2033	30,000	30,083
6.00%, 06/01/2063	10,000	10,333
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	31,000	20,420
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	58,000	35,583
Quest Diagnostics, Inc., 6.40%, 11/30/2033	33,000	35,668
		401,307
Health Care Supplies–0.88%
Solventum Corp.,
5.45%, 02/25/2027(b)	142,000	142,526
5.40%, 03/01/2029(b)	272,000	272,622
5.60%, 03/23/2034(b)	367,000	368,364
5.90%, 04/30/2054(b)	217,000	216,643
6.00%, 05/15/2064(b)	175,000	173,623
		1,173,778
Home Improvement Retail–0.08%
Home Depot, Inc. (The), 4.90%, 04/15/2029	75,000	75,770
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	9,000	8,970
5.75%, 07/01/2053	9,000	9,296
5.80%, 09/15/2062	4,000	4,104
5.85%, 04/01/2063	8,000	8,260
		106,400
Hotels, Resorts & Cruise Lines–0.32%
Carnival Corp., 7.00%, 08/15/2029(b)	46,000	48,014
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	124,000	124,291
6.13%, 04/01/2032(b)	93,000	93,455
Marriott International, Inc.,
4.88%, 05/15/2029	39,000	38,631
5.30%, 05/15/2034	66,000	65,304
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	57,000	57,490
		427,185
Independent Power Producers & Energy Traders–0.45%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	166,017
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(c)	387,000	402,366
Vistra Corp., 7.00%(b)(c)(d)	32,000	31,717
		600,100
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Industrial Conglomerates–0.82%
Honeywell International, Inc.,
4.88%, 09/01/2029	$163,000	$164,184
4.95%, 09/01/2031	184,000	185,479
5.00%, 03/01/2035	163,000	163,684
5.25%, 03/01/2054	322,000	325,207
5.35%, 03/01/2064	244,000	247,427
		1,085,981
Industrial Machinery & Supplies & Components–0.08%
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	8,000	8,112
5.70%, 08/14/2033	37,000	37,972
Nordson Corp.,
5.60%, 09/15/2028	9,000	9,173
5.80%, 09/15/2033	23,000	24,021
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	32,000	32,272
		111,550
Industrial REITs–0.02%
LXP Industrial Trust, 6.75%, 11/15/2028	26,000	27,124
Insurance Brokers–0.14%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	37,000	42,037
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	41,000	40,329
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	50,000	51,336
5.45%, 03/15/2053	10,000	10,073
5.70%, 09/15/2053	46,000	47,793
		191,568
Integrated Oil & Gas–0.64%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	16,000	15,799
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	9,158
8.88%, 01/13/2033	297,000	314,332
8.38%, 01/19/2036	200,000	202,009
5.88%, 05/28/2045	12,000	8,969
Occidental Petroleum Corp.,
6.45%, 09/15/2036	77,000	82,150
4.63%, 06/15/2045	25,000	20,257
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	150,970	147,323
10.00%, 02/07/2033	44,000	43,849
		843,846
Integrated Telecommunication Services–0.05%
AT&T, Inc.,
4.30%, 02/15/2030	4,000	3,845
5.40%, 02/15/2034	33,000	33,445
T-Mobile USA, Inc., 5.65%, 01/15/2053	30,000	30,656
Verizon Communications, Inc., 2.85%, 09/03/2041	4,000	2,882
		70,828
Interactive Media & Services–0.03%
Meta Platforms, Inc., 5.75%, 05/15/2063	40,000	42,916
	Principal Amount	Value
Investment Banking & Brokerage–0.96%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	$52,000	$52,274
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	68,000	70,393
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)	37,000	37,577
5.85%, 05/19/2034(c)	37,000	37,914
6.14%, 08/24/2034(c)	100,000	104,385
Series K, 5.00%(c)(d)	14,000	13,420
Goldman Sachs Group, Inc. (The),
6.16% (SOFR + 0.79%), 12/09/2026(f)	33,000	33,076
Series V, 4.13%(c)(d)	76,000	70,637
Series W, 7.50%(c)(d)(e)	334,000	355,490
Morgan Stanley,
5.00%, 11/24/2025	6,000	5,966
5.12%, 02/01/2029(c)	11,000	10,977
5.16%, 04/20/2029(c)	31,000	30,984
5.45%, 07/20/2029(c)	22,000	22,200
6.41%, 11/01/2029(c)	57,000	59,793
5.17%, 01/16/2030(c)	40,000	40,047
5.25%, 04/21/2034(c)	74,000	73,448
5.42%, 07/21/2034(c)	46,000	46,162
5.47%, 01/18/2035(c)	41,000	41,382
5.95%, 01/19/2038(c)	10,000	10,028
5.94%, 02/07/2039(c)	156,000	155,138
		1,271,291
Leisure Products–0.14%
Brunswick Corp.,
5.85%, 03/18/2029	83,000	83,947
5.10%, 04/01/2052	5,000	4,110
Polaris, Inc., 6.95%, 03/15/2029	85,000	90,485
		178,542
Life & Health Insurance–1.48%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	200,000	200,570
Athene Global Funding, 5.58%, 01/09/2029(b)	140,000	141,010
Athene Holding Ltd., 6.25%, 04/01/2054	111,000	112,785
Corebridge Global Funding,
5.90%, 09/19/2028(b)	40,000	41,028
5.20%, 01/12/2029(b)	110,000	110,199
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	15,000	15,593
GA Global Funding Trust, 5.50%, 01/08/2029(b)	230,000	231,035
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	784,000	683,789
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	6,000	5,751
MetLife, Inc., 5.25%, 01/15/2054	23,000	22,674
Pacific Life Global Funding II, 6.18% (SOFR + 0.80%), 03/30/2025(b)(f)	58,000	58,254
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,339
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)	338,000	337,518
		1,961,545
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Managed Health Care–0.14%
Humana, Inc.,
5.75%, 12/01/2028	$28,000	$28,710
5.95%, 03/15/2034	88,000	91,414
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,967
5.25%, 02/15/2028	10,000	10,186
5.30%, 02/15/2030	20,000	20,485
5.35%, 02/15/2033	15,000	15,437
5.05%, 04/15/2053	13,000	12,635
5.20%, 04/15/2063	9,000	8,762
		189,596
Marine Transportation–0.37%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	36,000	37,059
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	100,000	99,880
7.63%, 02/15/2031(b)	344,000	348,523
		485,462
Metal, Glass & Plastic Containers–0.04%
Sealed Air Corp., 7.25%, 02/15/2031(b)	51,000	53,088
Movies & Entertainment–0.01%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	8,000	6,880
5.14%, 03/15/2052	5,000	4,153
5.39%, 03/15/2062	9,000	7,476
		18,509
Multi-Family Residential REITs–0.12%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	70,000	70,856
Essex Portfolio, L.P., 5.50%, 04/01/2034	85,000	85,133
		155,989
Multi-line Insurance–0.18%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	240,433
Multi-Utilities–0.53%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(h)	89,000	88,545
Ameren Illinois Co., 4.95%, 06/01/2033	17,000	16,838
Black Hills Corp., 6.15%, 05/15/2034	60,000	61,957
Dominion Energy, Inc., 5.38%, 11/15/2032	20,000	20,127
DTE Electric Co., 5.20%, 03/01/2034	60,000	60,311
NiSource, Inc.,
5.25%, 03/30/2028	6,000	6,044
5.35%, 04/01/2034	126,000	125,366
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	79,000	81,382
6.13%, 10/15/2033	49,000	51,464
Sempra, 6.88%, 10/01/2054(c)	182,000	184,055
WEC Energy Group, Inc., 5.15%, 10/01/2027	12,000	12,026
		708,115
Principal Amount		Value
Office REITs–0.64%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	$40,000	$39,275
5.63%, 05/15/2054	173,000	170,356
Brandywine Operating Partnership L.P., 8.05%, 03/15/2028	76,000	77,263
Office Properties Income Trust, 4.50%, 02/01/2025	26,000	21,513
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	505,000	538,227
		846,634
Oil & Gas Drilling–0.02%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	24,000	25,817
Oil & Gas Equipment & Services–0.03%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	37,000	37,716
Oil & Gas Exploration & Production–0.52%
Apache Corp., 7.75%, 12/15/2029	23,000	24,959
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	171,000	172,865
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	106,000	111,720
8.75%, 07/01/2031(b)	123,000	131,771
ConocoPhillips Co.,
5.55%, 03/15/2054	31,000	31,973
5.70%, 09/15/2063	19,000	19,930
Murphy Oil Corp., 6.38%, 07/15/2028	23,000	23,170
Southwestern Energy Co., 5.38%, 03/15/2030	68,000	65,511
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	110,000	114,902
		696,801
Oil & Gas Refining & Marketing–0.54%
Cosan Luxembourg S.A. (Brazil), 7.50%, 06/27/2030(b)	220,000	228,252
CVR Energy, Inc., 8.50%, 01/15/2029(b)	247,000	250,283
Phillips 66 Co., 5.30%, 06/30/2033	30,000	30,199
Raizen Fuels Finance S.A. (Brazil), 6.45%, 03/05/2034(b)	200,000	205,322
		714,056
Oil & Gas Storage & Transportation–2.08%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	177,000	177,920
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	28,000	28,650
Cheniere Energy, Inc., 5.65%, 04/15/2034(b)	75,000	75,582
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	10,000	10,113
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	30,000	30,736
7.38%, 01/15/2083(c)	10,000	10,072
7.63%, 01/15/2083(c)	11,000	11,316
8.50%, 01/15/2084(c)	44,000	47,918
Series NC5, 8.25%, 01/15/2084(c)	71,000	74,060
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
4.00%, 10/01/2027	$4,000	$3,846
6.10%, 12/01/2028	21,000	21,790
6.40%, 12/01/2030	9,000	9,506
6.55%, 12/01/2033	13,000	13,964
5.55%, 05/15/2034	60,000	60,220
5.95%, 05/15/2054	50,000	49,929
8.00%, 05/15/2054(c)	111,000	116,509
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	68,000	71,234
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	200,000	203,466
6.51%, 02/23/2042(b)	200,000	208,000
Kinder Morgan, Inc.,
4.80%, 02/01/2033	5,000	4,782
5.20%, 06/01/2033	25,000	24,634
5.45%, 08/01/2052	10,000	9,447
MPLX L.P.,
4.25%, 12/01/2027	4,000	3,892
4.95%, 03/14/2052	5,000	4,395
New Fortress Energy, Inc., 8.75%, 03/15/2029(b)	254,000	253,255
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	58,000	59,441
8.38%, 02/15/2032(b)	175,000	179,510
ONEOK, Inc.,
5.65%, 11/01/2028	13,000	13,296
5.80%, 11/01/2030	50,000	51,550
6.05%, 09/01/2033	49,000	51,128
6.63%, 09/01/2053	70,000	77,199
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	11,000	11,433
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	19,000	19,677
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	254,000	255,695
Targa Resources Corp., 6.25%, 07/01/2052	5,000	5,197
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	173,000	186,578
9.88%, 02/01/2032(b)	178,000	191,950
Western Midstream Operating L.P., 6.15%, 04/01/2033	29,000	29,759
Williams Cos., Inc. (The),
5.30%, 08/15/2028	78,000	78,705
5.65%, 03/15/2033	31,000	31,818
		2,768,172
Other Specialty Retail–0.01%
Tractor Supply Co., 5.25%, 05/15/2033	8,000	8,063
Packaged Foods & Meats–0.32%
Campbell Soup Co.,
5.20%, 03/21/2029	78,000	78,403
5.40%, 03/21/2034	103,000	103,821
J.M. Smucker Co. (The), 6.20%, 11/15/2033	23,000	24,548
	Principal Amount	Value
Packaged Foods & Meats–(continued)
McCormick & Co., Inc., 4.95%, 04/15/2033	$9,000	$8,906
Minerva Luxembourg S.A. (Brazil), 8.88%, 09/13/2033(b)	200,000	210,556
		426,234
Paper & Plastic Packaging Products & Materials–0.25%
Sealed Air Corp., 6.13%, 02/01/2028(b)	19,000	19,055
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	112,000	112,140
5.44%, 04/03/2034(b)	103,000	103,515
5.78%, 04/03/2054(b)	100,000	101,436
		336,146
Passenger Airlines–0.05%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	3,678	3,134
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	24,561	21,272
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	11,234	11,122
4.75%, 10/20/2028(b)	20,737	20,289
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	6,589	6,574
		62,391
Personal Care Products–0.11%
Kenvue, Inc.,
5.05%, 03/22/2028	15,000	15,170
5.00%, 03/22/2030	62,000	62,675
4.90%, 03/22/2033	42,000	41,995
5.10%, 03/22/2043	14,000	13,932
5.20%, 03/22/2063	12,000	11,882
		145,654
Pharmaceuticals–0.80%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	77,000	77,260
4.90%, 02/26/2031	135,000	135,513
5.00%, 02/26/2034	108,000	108,498
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	40,000	40,101
4.90%, 02/22/2029	43,000	43,213
5.75%, 02/01/2031	82,000	86,099
5.90%, 11/15/2033	40,000	42,767
6.25%, 11/15/2053	21,000	23,672
6.40%, 11/15/2063	37,000	42,323
Eli Lilly and Co.,
4.70%, 02/09/2034	188,000	187,043
4.88%, 02/27/2053	10,000	9,773
5.00%, 02/09/2054	79,000	78,616
5.10%, 02/09/2064	95,000	94,625
Merck & Co., Inc.,
4.90%, 05/17/2044	67,000	65,142
5.00%, 05/17/2053	13,000	12,738
5.15%, 05/17/2063	9,000	8,921
		1,056,304
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Precious Metals & Minerals–0.06%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	$83,000	$82,059
Property & Casualty Insurance–0.10%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,662
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(b)	121,000	123,555
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	12,000	12,441
		137,658
Rail Transportation–0.14%
Norfolk Southern Corp.,
5.05%, 08/01/2030	25,000	25,089
5.55%, 03/15/2034	39,000	40,592
5.35%, 08/01/2054	37,000	36,758
5.95%, 03/15/2064	49,000	52,372
Union Pacific Corp., 5.15%, 01/20/2063	26,000	25,267
		180,078
Regional Banks–0.35%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(c)	9,000	8,408
Huntington Bancshares, Inc., 4.00%, 05/15/2025	4,000	3,930
M&T Bank Corp., 5.05%, 01/27/2034(c)	11,000	10,233
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	250,000	243,802
Truist Financial Corp.,
6.05%, 06/08/2027(c)	31,000	31,426
4.87%, 01/26/2029(c)	13,000	12,791
7.16%, 10/30/2029(c)	55,000	58,671
5.44%, 01/24/2030(c)	41,000	40,964
4.92%, 07/28/2033(c)	14,000	13,048
6.12%, 10/28/2033(c)	8,000	8,273
5.87%, 06/08/2034(c)	36,000	36,455
		468,001
Reinsurance–0.35%
Global Atlantic (Fin) Co.,
4.70%, 10/15/2051(b)(c)	28,000	25,251
6.75%, 03/15/2054(b)	235,000	241,286
Swiss RE Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(c)	200,000	200,189
		466,726
Restaurants–0.17%
McDonald’s Corp.,
4.80%, 08/14/2028	107,000	107,364
4.95%, 08/14/2033	88,000	88,166
5.45%, 08/14/2053	31,000	31,483
		227,013
Retail REITs–0.08%
Kite Realty Group L.P.,
4.00%, 10/01/2026	5,000	4,763
5.50%, 03/01/2034	20,000	19,881
NNN REIT, Inc., 5.60%, 10/15/2033	18,000	18,234
	Principal Amount	Value
Retail REITs–(continued)
Realty Income Corp.,
2.20%, 06/15/2028	$2,000	$1,789
5.63%, 10/13/2032	7,000	7,150
Regency Centers L.P., 5.25%, 01/15/2034	49,000	48,832
		100,649
Self-Storage REITs–0.42%
Extra Space Storage L.P.,
5.70%, 04/01/2028	9,000	9,168
5.40%, 02/01/2034	91,000	90,634
Prologis L.P.,
4.88%, 06/15/2028	24,000	24,040
5.13%, 01/15/2034	23,000	23,111
5.00%, 03/15/2034	210,000	208,858
5.25%, 06/15/2053	62,000	61,078
5.25%, 03/15/2054	63,000	61,917
Public Storage Operating Co.,
5.13%, 01/15/2029	7,000	7,119
5.10%, 08/01/2033	50,000	50,246
5.35%, 08/01/2053	25,000	25,133
		561,304
Semiconductors–0.29%
Broadcom, Inc.,
4.15%, 11/15/2030	4,000	3,784
4.93%, 05/15/2037(b)	4,000	3,798
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)(e)	326,000	326,854
Micron Technology, Inc., 5.30%, 01/15/2031	55,000	55,338
		389,774
Sovereign Debt–3.64%
Brazilian Government International Bond (Brazil),
6.13%, 03/15/2034	420,000	416,097
7.13%, 05/13/2054	360,000	363,078
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	200,000	212,766
Hungary Government International Bond (Hungary), 5.50%, 03/26/2036(b)	200,000	194,530
Israel Government International Bond (Israel),
5.50%, 03/12/2034	225,000	223,166
5.75%, 03/12/2054	200,000	191,842
Ivory Coast Government International Bond (Ivory Coast), 7.63%, 01/30/2033(b)	235,000	233,598
Mexico Government International Bond (Mexico),
6.00%, 05/07/2036	200,000	200,861
6.40%, 05/07/2054	250,000	249,632
Panama Government International Bond (Panama), 7.50%, 03/01/2031	200,000	207,808
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Republic of Poland Government International Bond (Poland),
4.63%, 03/18/2029	$180,000	$179,631
5.75%, 11/16/2032	5,000	5,242
5.13%, 09/18/2034	184,000	184,103
5.50%, 03/18/2054	150,000	149,568
Republic of Uzbekistan International Bond (Uzbekistan), 7.85%, 10/12/2028(b)	200,000	209,462
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	29,623
6.63%, 02/17/2028(b)	138,000	142,414
5.88%, 01/30/2029(b)	126,000	126,205
7.13%, 01/17/2033(b)	106,000	113,565
6.38%, 01/30/2034(b)	146,000	148,313
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(b)	200,000	198,701
5.00%, 01/16/2034(b)	202,000	201,093
5.75%, 01/16/2054(b)	259,000	257,058
Trinidad & Tobago Government International Bond (Trinidad), 5.95%, 01/14/2031(b)	200,000	201,350
Turkiye Government International Bond (Turkey), 7.63%, 05/15/2034	200,000	201,050
		4,840,756
Specialized Finance–0.04%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	57,000	58,411
Specialty Chemicals–0.42%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	189,310
8.75%, 05/03/2029(b)	200,000	204,038
5.50%, 03/18/2031	200,000	168,663
		562,011
Steel–0.15%
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	200,517
Systems Software–0.04%
Oracle Corp.,
6.25%, 11/09/2032	10,000	10,704
4.90%, 02/06/2033	30,000	29,386
6.90%, 11/09/2052	13,000	14,972
		55,062
Technology Hardware, Storage & Peripherals–0.01%
Apple, Inc.,
4.38%, 05/13/2045	3,000	2,777
4.25%, 02/09/2047	2,000	1,821
Leidos, Inc., 5.75%, 03/15/2033	14,000	14,358
		18,956
Telecom Tower REITs–0.00%
American Tower Corp., 4.00%, 06/01/2025	3,000	2,949
	Principal Amount	Value
Tobacco–0.61%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	$103,000	$103,941
6.00%, 02/20/2034	25,000	25,330
7.08%, 08/02/2043	15,000	16,016
7.08%, 08/02/2053	12,000	12,949
Philip Morris International, Inc.,
5.00%, 11/17/2025	7,000	6,985
5.13%, 11/17/2027	8,000	8,045
4.88%, 02/15/2028	75,000	74,834
5.25%, 09/07/2028	57,000	57,696
4.88%, 02/13/2029	209,000	207,811
5.13%, 02/13/2031	51,000	50,689
5.75%, 11/17/2032	5,000	5,165
5.38%, 02/15/2033	83,000	83,717
5.63%, 09/07/2033	53,000	54,232
5.25%, 02/13/2034	103,000	102,134
		809,544
Trading Companies & Distributors–0.06%
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	73,000	74,532
Transaction & Payment Processing Services–0.30%
Fiserv, Inc.,
5.38%, 08/21/2028	87,000	87,922
5.63%, 08/21/2033	54,000	55,191
5.45%, 03/15/2034	203,000	205,679
Mastercard, Inc., 4.85%, 03/09/2033	49,000	49,386
		398,178
Wireless Telecommunication Services–0.26%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	50,000	49,733
5.15%, 03/20/2028(b)	167,200	166,852
T-Mobile USA, Inc.,
5.75%, 01/15/2034	60,000	62,515
6.00%, 06/15/2054	14,000	14,975
Vodafone Group PLC (United Kingdom),
4.13%, 06/04/2081(c)	30,000	25,889
5.13%, 06/04/2081(c)	33,000	24,964
		344,928
Total U.S. Dollar Denominated Bonds & Notes (Cost $62,781,928)		63,737,687

Asset-Backed Securities–22.81%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(i)	1,389	1,368
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	345,457
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	$31,287	$29,688
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	103,742	95,441
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	13,447	12,521
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	77,357	65,372
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(i)	190,619	160,048
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(h)	338,803	304,671
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(h)	99,333	100,205
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(h)	398,298	397,294
Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.46% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(f)	402,000	402,372
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	538,074
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	102,116
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	357,315
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(f)	731,000	731,700
Series 2021-1A, Class A, 6.62% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(f)	147,000	147,099
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(i)	70,000	67,549
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	29,735	24,503
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(i)	9,679	8,394
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	19,308	15,533
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(j)	1,497,346	52,222
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	296,397	248,872
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	296,397	238,896
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	272,196	237,479
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	302,278	253,810
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	368,584	297,079
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(f)	$22,115	$20,610
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	23,842	22,161
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(j)	1,219,527	18,848
Series 2018-B3, Class C, 4.52%, 04/10/2051(i)	42,000	34,010
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	80,960
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	57,588
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	65,209	60,937
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(f)	231,461	229,337
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(f)	250,000	248,306
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(f)	225,000	222,665
Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	100,000	98,667
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	130,000	130,556
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	320,000	318,546
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	230,000	228,226
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	100,000	99,125
Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class A1RR, 0.00% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(f)(k)	254,000	254,000
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(j)	631,020	13,446
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.56% (3 mo. Term SOFR + 1.24%), 04/20/2031(b)(f)	218,124	218,308
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(i)	3,636	3,370
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	20,546	18,282
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	22,656	20,274
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	28,396	25,372
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(i)	$26,680	$23,985
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(j)	1,587,260	44,108
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(f)	54,409	51,259
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	296,718	239,155
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(i)	165,454	142,121
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	224,899	196,460
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(h)	224,473	203,955
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(i)	300,453	285,343
COMM Mortgage Trust,
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	685,375
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	456,457
Commercial Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	7,466	7,432
Series 2015-CR25, Class B, 4.52%, 08/10/2048(i)	72,000	69,893
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,972	1,828
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	27,786	17,001
Series 2005-J4, Class A7, 5.50%, 11/25/2035	3,254	2,633
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	39,230	33,417
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	90,099	78,327
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	331,561	309,188
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	115,000	99,898
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(i)	269,640	262,364
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(h)	200,000	200,732
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	656,420
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.30%, 06/25/2034(i)	5,934	5,513
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	93,789	44,914
Principal Amount		Value

DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	$47,750	$45,619
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	47,750	46,264
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	96,503
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.66% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(f)	100,056	100,121
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	15,821	15,030
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	9,402	9,119
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	28,014	23,615
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	220,876	188,373
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(h)	254,876	250,865
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	39,907	39,687
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	105,139	105,242
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(f)	53,331	23,006
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	450,929	392,468
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	148,137	129,304
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	311,233	315,009
GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(i)	15,930	15,205
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(i)	31,887	24,962
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.65% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(f)	260,000	260,194
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	330,000	330,228
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	44,237
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	255,916
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	254,135	221,654
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.56%, 07/25/2035(i)	7,334	6,638
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	$113,000	$103,253
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	93,944
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	100,000	100,422
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	11,069	10,250
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	216,628
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(i)	11,801	11,515
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	331,989	274,357
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(i)	255,000	255,924
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	245,000	219,458
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	186,777
Series 2015-C27, Class XA, IO, 1.14%, 02/15/2048(j)	1,806,600	9,212
KKR CLO 30 Ltd., Series 30A, Class A1R, 6.60% (3 mo. Term SOFR + 1.28%), 10/17/2031(b)(f)	268,000	268,140
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(i)(k)	8,264	7
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(f)	152,360	150,759
Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	334,210	330,080
Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	108,127	106,768
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.72% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(f)	742,000	742,596
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.64% (1 mo. Term SOFR + 0.31%), 08/25/2036(f)	34,961	12,347
Med Trust, Series 2021-MDLN, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(f)	263,734	263,261
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	189,052	164,668
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	181,001	157,433
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(i)	5,012	4,623
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	249,712	215,383
Principal Amount		Value

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(f)	$125,000	$124,177
Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	105,000	103,903
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	577,895
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(j)	541,537	14,371
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	75,367
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	53,127
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(i)	198,601	168,583
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.59% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(f)	255,249	255,373
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.64% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	250,000	250,226
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	13,743	12,714
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	18,025	16,518
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	222,069	201,804
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	260,534	224,637
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(b)(i)	301,842	276,915
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(h)	209,532	194,590
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(h)	235,000	200,288
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	226,182	197,638
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.54% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(f)	235,582	235,771
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(f)	433,000	433,303
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.84% (3 mo. Term SOFR + 1.52%), 01/20/2033(b)(f)	287,936	288,296
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	97,526
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	290,112	240,873
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	$235,023	$208,841
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	251,287	245,105
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	357,105	369,274
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.62% (3 mo. Term SOFR + 1.30%), 02/20/2030(b)(f)	176,366	176,390
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	243	182
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,181	2,480
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	17,356	16,612
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	207,376	198,095
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	343,578	313,254
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(i)	113,076	101,766
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	48,208	45,707
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	156,000	135,355
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	156,000	126,709
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	131,260	115,080
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	8,828	8,292
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	20,372	18,840
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	346,645	291,136
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	267,734	230,384
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.84%, 09/25/2034(i)	1,963	1,905
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 6.55%, 11/25/2033(i)	22,787	21,712
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.85% (3 mo. Term SOFR + 1.55%), 04/18/2033(b)(f)	250,000	250,118
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	419,920
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	337,333	302,768
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(i)	13,784	13,093
Principal Amount		Value

TICP CLO XV Ltd., Series 2020-15A, Class A, 6.86% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(f)	$521,000	$521,651
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	352,000	333,025
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	261,491	230,376
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(j)	954,949	23,944
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	73,273
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(h)	43,209	41,368
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(h)	44,962	43,112
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(i)	1,790	1,781
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	78,019	68,409
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(i)	280,697	244,161
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	85,174	77,380
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(h)	221,917	200,722
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(h)	237,636	223,460
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(h)	94,214	93,589
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(h)	127,656	128,477
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	43,566	40,575
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.85%, 10/25/2033(i)	17,009	15,980
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(i)	41,713	36,844
Series 2005-AR16, Class 1A1, 4.86%, 12/25/2035(i)	20,209	18,079
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(j)	852,204	22,206
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	56,246	53,183
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	508,288
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	34,927	32,875
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	123,862
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	498,712	442,354
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	248,000	248,777
Total Asset-Backed Securities (Cost $32,687,130)		30,318,178
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–15.93%
Collateralized Mortgage Obligations–0.61%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(l)	$48,484	$7,749
6.50%, 04/25/2029 to 02/25/2033(j)(l)	156,272	21,202
7.50%, 11/25/2029(l)	8,134	1,085
6.00%, 02/25/2033 to 03/25/2036(j)(l)	134,592	20,725
5.50%, 09/25/2033 to 06/25/2035(j)(l)	198,564	29,435
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(l)	26,133	808
1.67% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(f)(l)	23,435	1,179
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(f)(l)	1,686	138
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(f)(l)	35,188	2,932
1.82% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(f)(l)	1,831	153
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(f)(l)	8,819	717
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(f)(l)	3,343	272
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(f)(l)	2,799	255
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(f)(l)	8,671	633
2.37% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(f)(l)	287	28
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(f)(l)	132,186	13,003
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(f)(l)	11,251	651
2.82% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(f)(l)	50,470	6,487
7.00%, 04/25/2033(l)	1,843	243
0.62% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(f)(l)	25,174	1,492
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(f)(l)	8,352	466
1.17% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(f)(l)	16,869	896
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(f)(l)	66,130	4,603
3.50%, 08/25/2035(l)	155,318	17,695
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(f)(l)	61,803	4,641
4.00%, 04/25/2041 to 08/25/2047(l)	53,965	7,703
1.12% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(f)(l)	16,502	1,076
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(f)(l)	$41,318	$4,303
5.50%, 07/25/2046(l)	43,508	5,510
0.47% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(f)(l)	275,086	21,992
6.50%, 10/25/2028 to 10/25/2031	36,010	36,257
6.00%, 11/25/2028 to 12/25/2031	41,599	42,169
5.68% (30 Day Average SOFR + 0.36%), 08/25/2035(f)	339	335
4.64% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(f)	26,209	30,358
4.27% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(f)	15,790	16,813
4.27% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(f)	12,504	13,578
6.37% (30 Day Average SOFR + 1.05%), 06/25/2037(f)	9,273	9,356
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	2,417,833	6,510
Series K734, Class X1, IO, 0.64%, 02/25/2026(j)	1,951,897	16,727
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	1,980,155	31,017
Series K083, Class AM, 4.03%, 10/25/2028(i)	23,000	22,319
Series K085, Class AM, 4.06%, 10/25/2028(i)	23,000	22,402
Series K089, Class AM, 3.63%, 01/25/2029(i)	39,000	37,319
Series K088, Class AM, 3.76%, 01/25/2029(i)	92,000	88,555
Series K093, Class X1, IO, 0.94%, 05/25/2029(j)	1,626,549	62,904
Freddie Mac REMICs,
IO, 2.22% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(f)(l)	24,837	654
3.00%, 06/15/2027 to 05/15/2040(l)	90,781	3,021
2.50%, 05/15/2028(l)	21,753	708
3.27% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(f)(l)	2	0
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(f)(l)	491	27
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(f)(l)	138,211	6,513
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(f)(l)	14,216	696
1.29% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(f)(l)	13,913	677
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(f)(l)	3,663	137
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(f)(l)	2,995	265
0.57% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(f)(l)	3,249	245
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
0.64% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(f)(l)	$101,597	$7,595
0.82% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(f)(l)	24,067	1,560
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(f)(l)	39,775	2,955
4.00%, 03/15/2045(l)	9,175	234
6.50%, 02/15/2028 to 06/15/2032	149,416	150,960
8.00%, 03/15/2030	238	245
6.43% (30 Day Average SOFR + 1.11%), 02/15/2032(f)	359	363
3.50%, 05/15/2032	5,802	5,594
4.83% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(f)	3,792	4,443
5.83% (30 Day Average SOFR + 0.51%), 09/15/2035(f)	534	528
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(k)	2,418	2,311
IO, 3.00%, 12/15/2027(l)	37,380	1,528
3.27%, 12/15/2027(j)	10,074	368
7.00%, 09/01/2029(l)	1,023	119
7.50%, 12/15/2029(l)	22,618	2,871
6.00%, 12/15/2032(l)	14,004	1,585
		810,893
Federal Home Loan Mortgage Corp. (FHLMC)–0.17%
9.00%, 01/01/2025 to 05/01/2025	215	216
6.50%, 07/01/2028 to 04/01/2034	30,494	31,500
6.00%, 10/01/2029	29,868	30,330
7.00%, 10/01/2031 to 10/01/2037	15,015	15,501
5.00%, 12/01/2034	648	653
5.50%, 09/01/2039	65,009	66,303
4.00%, 11/01/2048 to 07/01/2049	81,654	76,782
		221,285
Federal National Mortgage Association (FNMA)–0.24%
7.00%, 01/01/2030 to 12/01/2032	5,321	5,488
3.50%, 12/01/2030 to 05/01/2047	308,271	282,462
6.50%, 09/01/2031 to 01/01/2034	1,999	2,044
7.50%, 01/01/2033	752	765
5.50%, 02/01/2035 to 05/01/2036	34,363	35,090
		325,849
	Principal Amount	Value
Government National Mortgage Association (GNMA)–3.77%
7.00%, 03/15/2026 to 08/15/2031	$434	$439
6.50%, 11/15/2031	653	667
6.00%, 11/15/2032	521	526
4.00%, 07/20/2049	24,783	23,441
IO, 1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(f)(l)	19,238	1,237
1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(f)(l)	115,959	6,269
4.50%, 09/16/2047(l)	101,542	15,315
0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(f)(l)	97,737	11,723
TBA, 2.00%, 04/01/2054(m)	345,000	282,702
4.50%, 04/01/2054(m)	2,685,000	2,580,245
5.50%, 04/01/2054(m)	2,088,000	2,086,365
		5,008,929
Uniform Mortgage-Backed Securities–11.14%
TBA, 2.00%, 04/01/2039 to 04/01/2054(m)	1,286,000	1,096,606
3.50%, 04/01/2054(m)	3,400,000	3,043,114
5.00%, 04/01/2054(m)	6,135,000	5,986,652
5.50%, 04/01/2054(m)	4,700,000	4,677,405
		14,803,777
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,368,262)		21,170,733
U.S. Treasury Securities–14.46%
U.S. Treasury Bills–0.34%(n)
4.75% - 5.36%, 04/18/2024(o)	453,000	451,967
U.S. Treasury Bonds–4.92%
4.50%, 02/15/2044(e)	3,234,500	3,253,200
4.75%, 11/15/2053	3,075,500	3,283,817
		6,537,017
U.S. Treasury Notes–9.20%
4.63%, 02/28/2026	1,812,600	1,811,255
4.25%, 03/15/2027	264,000	262,804
4.25%, 02/28/2029(e)	3,269,200	3,274,053
4.25%, 02/28/2031	682,600	683,933
4.00%, 02/15/2034	6,300,000	6,196,640
		12,228,685
Total U.S. Treasury Securities (Cost $19,121,734)		19,217,669

Agency Credit Risk Transfer Notes–0.64%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)	253,873	257,619
Series 2022-R04, Class 1M1, 7.32% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)	135,143	136,781
Series 2023-R02, Class 1M1, 7.62% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)	87,887	90,032
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.32% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)	$180,954	$183,361
Series 2022-HQA3, Class M1, STACR®, 7.62% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)	114,680	117,188
Series 2023-DNA1, Class M1, STACR®, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)	71,286	72,773
Total Agency Credit Risk Transfer Notes (Cost $843,824)		857,754
	Shares
Preferred Stocks–0.55%
Diversified Banks–0.17%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	5,000	5,017
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	12,000	12,061
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	179,000	178,342
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	22,000	21,147
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	12,193
		228,760
Diversified Financial Services–0.27%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	13,475	356,414
Investment Banking & Brokerage–0.11%
Goldman Sachs Group, Inc. (The), 8.44% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(f)	16,000	16,004
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	125,800
		141,804
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	2,000	1,927
Total Preferred Stocks (Cost $710,580)		728,905
	Principal Amount
Municipal Obligations–0.34%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$150,000	139,611
Series 2022, RB, 4.35%, 06/01/2041	110,000	100,921
	Principal Amount		Value
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		$280,000	$213,489
Total Municipal Obligations (Cost $539,647)			454,021
Non-U.S. Dollar Denominated Bonds & Notes–0.08%(p)
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	110,465
	Shares
Money Market Funds–11.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(q)(r)		5,167,894	5,167,894
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(q)(r)		3,706,971	3,708,454
Invesco Treasury Portfolio, Institutional Class, 5.21%(q)(r)		5,906,164	5,906,164
Total Money Market Funds (Cost $14,781,969)			14,782,512
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-113.88% (Cost $153,946,639)			151,377,924
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.73%
Invesco Private Government Fund, 7.57%(q)(r)(s)		2,143,702	2,143,702
Invesco Private Prime Fund, 5.49%(q)(r)(s)		5,474,669	5,477,406
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,621,108)			7,621,108
TOTAL INVESTMENTS IN SECURITIES–119.61% (Cost $161,567,747)			158,999,032
OTHER ASSETS LESS LIABILITIES—(19.61)%			(26,064,075)
NET ASSETS–100.00%			$132,934,957
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $53,991,025, which represented 40.61% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at March 31, 2024.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2024.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(k)	Zero coupon bond issued at a discount.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,138,168	$6,437,011	$(5,407,285)	$-	$-	$5,167,894	$67,923
Invesco Liquid Assets Portfolio, Institutional Class	2,974,042	4,597,864	(3,862,347)	(902)	(203)	3,708,454	50,212
Invesco Treasury Portfolio, Institutional Class	4,729,334	7,356,584	(6,179,754)	-	-	5,906,164	77,426
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,741,006	17,038,715	(16,636,019)	-	-	2,143,702	22,708*
Invesco Private Prime Fund	4,449,580	33,367,018	(32,339,059)	(1,118)	985	5,477,406	61,405*
Total	$18,032,130	$68,797,192	$(64,424,464)	$(2,020)	$782	$22,403,620	$279,674

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	82	June-2024	$16,767,719	$(20,489)	$(20,489)
U.S. Treasury 10 Year Notes	63	June-2024	6,980,203	36,113	36,113
U.S. Treasury Long Bonds	40	June-2024	4,817,500	60,148	60,148
U.S. Treasury Ultra Bonds	28	June-2024	3,612,000	66,211	66,211
Subtotal—Long Futures Contracts				141,983	141,983
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	49	June-2024	(5,243,766)	4,232	4,232
U.S. Treasury 10 Year Ultra Notes	107	June-2024	(12,263,203)	(49,552)	(49,552)
Subtotal—Short Futures Contracts				(45,320)	(45,320)
Total Futures Contracts				$96,663	$96,663

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/15/2024	Goldman Sachs International	EUR	159,000	USD	171,618	$(207)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$63,053,898	$683,789	$63,737,687
Asset-Backed Securities	—	30,318,178	—	30,318,178
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	21,170,733	—	21,170,733
U.S. Treasury Securities	—	19,217,669	—	19,217,669
Agency Credit Risk Transfer Notes	—	857,754	—	857,754
Preferred Stocks	494,407	234,498	—	728,905
Municipal Obligations	—	454,021	—	454,021
Non-U.S. Dollar Denominated Bonds & Notes	—	110,465	—	110,465
Money Market Funds	14,782,512	7,621,108	—	22,403,620
Total Investments in Securities	15,276,919	143,038,324	683,789	158,999,032
Other Investments - Assets*
Futures Contracts	166,704	—	—	166,704
Other Investments - Liabilities*
Futures Contracts	(70,041)	—	—	(70,041)
Forward Foreign Currency Contracts	—	(207)	—	(207)
	(70,041)	(207)	—	(70,248)
Total Other Investments	96,663	(207)	—	96,456
Total Investments	$15,373,582	$143,038,117	$683,789	$159,095,488

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund